Accounts receivable, net (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Accounts receivable net
Trade accounts receivable	$ 29,509,165	$ 19,095,539
Less: allowance for doubtful accounts	(496,299)	(330,990)
Accounts receivable, net	$ 29,012,866	$ 18,764,549